Note 7. Advances from Third Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Proceeds from Loans	$ 333,857	$ 343,560
Other Short-term Borrowings	0	31,250
Debt Instrument, Interest Rate Terms	non-interest bearing	non-interest bearing
Debt Instrument, Maturity Date, Description	payable upon demand	payable upon demand
Imputed Interest	$ 7,384	$ 24,047